Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares
Common stock, par value per share | $ / shares	$ 0.001
Common stock, shares authorized	50,000,000
Common stock, shares issued	8,630,000
Common stock, shares outstanding	7,780,000
Common stock, shares not outstanding	850,000
Common Class A [Member]
Common stock, par value per share | $ / shares	$ 0.001
Common stock, shares authorized
Common stock, shares issued
Common stock, shares outstanding
Common Class B [Member]
Common stock, par value per share | $ / shares	$ 0.001
Common stock, shares authorized
Common stock, shares issued
Common stock, shares outstanding